Commitments and Contingencies	6 Months Ended	12 Months Ended
	Nov. 30, 2019	May 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 7 — COMMITMENTS AND CONTINGENCIES

Nasdaq Delisting

On December 10, 2018, the Company received a written notice (the “Notice”) from the Listing Qualifications Division of The Nasdaq Stock Market LLC (“Nasdaq”) indicating that the Company has not complied with the requirements of IM-5101-2 of the listing rules of Nasdaq (the “Listing Rules”).

The Notice stated that after its Business Combination, the Company had not demonstrated that its common stock met Listing Rule 5505(b)(1) that requires a market value of publicly held shares of at least $15 million. Additionally, the Company has not provided evidence that its common stock has at least 300 round lot holders as required by Listing Rule 5505(a)(3) and that its warrant has at least 400 round lot holders as required by Listing Rule 5515(a)(4). Finally,the Company does not comply with Listing Rule 5515(a)(2) which requires that for initial listing of a warrant the underlying security must be listed on Nasdaq.

On January 7, 2019, the Company received a second written notice from Nasdaq informing it that the Company failed to comply with Listing Rule 5250(e)(2) which requires companies listed on Nasdaq to timely file notification forms for the Listing of Additional Shares (the “LAS Notification”).

The Company was required to submit the LAS Notification 15 days prior to the issuance of the securities, however, the Company filed the LAS Notification for the issuance of the Series A-1 Note and Series A-2 Note and for the share exchange under our Share Exchange Agreement after such 15-day periods. Nasdaq notified the Company that each of these matters serves as an additional and separate basis for delisting the Company’s securities and that the review panel will consider these matters in rendering a determination regarding the Company’s continued listing on Nasdaq.

The Company’s management decided that moving from Nasdaq to the OTCQB is more appropriate for the Company at this time, while the Company builds out its planned network of retail esport centers.

On April 1, 2019, the Company was notified by Nasdaq that it would delist the Company’s common stock and warrants. The Company’s common stock and warrants were previously suspended from trading on Nasdaq, effective January 25, 2019.

On April 2, 2019, Nasdaq filed a Notification of Removal from Listing and/or Registration under Section 12(b) of the Securities and Exchange Act of 1934 on Form 25 with the Securities and Exchange Commission relating to the Company’s common stock and warrants. As a result, the Company’s common stock and warrants were delisted from Nasdaq effective April 2, 2019.

The Company’s common stock and warrants currently have been quoted on the OTCQB under the symbols “WINR” and “WINRW,” respectively.

Registration Rights

Pursuant to a registration rights agreement the Company entered into with its initial stockholders and initial purchasers of the Private Units (and constituent securities) at the closing of the Initial Public Offering, the Company is required to register certain securities for sale under the Securities Act. These holders are entitled under the registration rights agreement to make up to three demands that the Company register certain of its securities held by them for sale under the Securities Act and to have the securities covered thereby registered for resale pursuant to Rule 415 under the Securities Act. In addition, these holders have the right to include their securities in other registration statements filed by the Company. The Company will bear the costs and expenses of filing any such registration statements.

Unit Purchase Option

The Company sold to the underwriters (and/or their designees), for $100, an option to purchase up to a total of 250,000 Units (which increased to 260,000 Units upon the partial exercise of the underwriters’ over-allotment option), exercisable at $11.50 per Unit (or an aggregate exercise price of $2,990,000) upon the closing of the Initial Public Offering. The UPO may be exercised for cash or on a cashless basis, at the holder’s option, at any time during the period commencing on the later of the first anniversary of the effective date of the registration statement relating to the Initial Public Offering and the closing of the Company’s initial Business Combination and terminating on the fifth anniversary of such effectiveness date. The Units issuable upon exercise of this UPO are identical to those offered in the Initial Public Offering, except that the exercise price of the warrants underlying the Units sold to the underwriters is $13.00 per share.

Note Payable

On November 20, 2018, the Company paid its underwriter $20,000 and issued its underwriter a secured demand promissory note (the “Note”) in the amount of $1,800,000. The Note accrued interest at 8% per annum from the date of the Note through and including May 20, 2019, 12% per annum from and including May 21, 2019 through and including August 20, 2019, and 15% per annum from and including August 21, 2019, through and including November 20, 2019. If a late payment had occurred and continued, the interest rate would have increased to 12% per annum from the date of the Note through and including August 20, 2019 and 18% per annum from after August 21, 2019. If a late payment had remained outstanding for over 48 hours, Maxim could have required the Company to redeem all or any part of the Note at a redemption price equal to 125% of the Alternate Payment Amount.

The principal and interest of the Note was payable upon demand by Maxim or from time to time, in accordance the following schedule:

(i)	one third of the principal, accrued and unpaid interest and any late charges on May 20, 2019;
(ii)	one third of the principal, accrued and unpaid interest and any late charges on August 20, 2019; and
(iii)	one third of the principal, accrued and unpaid interest and any late charges on November 20, 2019.

The Note was secured by a first priority security interest in all personal property and assets of the Company excluding the assets held in escrow with respect to (i) that certain stock purchase agreement with Polar, pursuant to which Polar agreed to sell up to 490,000 shares of the Company’s common stock to the Company thirty days after the consummation of the Business Combination and (ii) that certain stock purchase agreement with K2, pursuant to which K2 agreed to sell up to 220,000 shares of the Company’s common stock to the Company thirty days after the consummation of the Business Combination.

The amount payable under the Note could also have been paid in shares of common stock of the Company or securities convertible or exercisable into shares of common stock of the Company (the “Alternate Equity Payment”) if and only if the Company and Maxim mutually agree on both the purchase price and, if applicable, the conversion and/or exercise price of each security of the Company issued in such Alternative Equity Payment. Otherwise, the payment should be made in cash only.

So long as any amount under the Note remained outstanding, all cash proceeds received by the Company from any sales of its securities was to be used to repay this Note.

Convertible Note Payable

On December 20, 2018, the Company entered into a securities exchange agreement (“Exchange Agreement”) with Maxim Group LLC (the “Holder”). Pursuant to the terms of the Exchange Agreement, the Holder agreed to surrender and exchange the Note. In exchange, the Company issued to the Holder a Series A-1 Exchange Convertible Note in the principal amount of $500,000 (the “Series A-1 Note”) and a Series A-2 Exchange Convertible Note in the principal amount of $1,000,000 (the “Series A-2 Note,” and collectively with Series A-1 Note, the “Exchange Notes”).

The original amount of the promissory note was $1,800,000, the total amount of the two exchange notes is $1,500,000, and the difference of $300,000 has been recorded as debt forgiveness income during the three months ended February 28, 2019.

The Series A-1 Note bears interest at 2.67% per annum, payable quarterly and has a maturity date of the earlier of the closing date of the Acquisition (as defined below) or June 20, 2020 (the “Maturity Date”). The Company may pay the interest in cash or at its sole discretion, in shares of its common stock or a combination of cash and common stock. However, the Company may only pay the interest in shares of its common stock if (i) all the equity conditions specified in the note (“Equity Conditions”) have been met (unless waived by the Holder in writing) during the 20 trading days immediately prior to the interest payment date (“Interest Notice Period”), (ii) the Company has provided proper notice pursuant to the terms of the note and (iii) the Company has delivered to the Holder’s account certain number of shares of its common stock to be applied against such interest payment prior to (but no more than five trading days before) the Interest Notice Period.

The Series A-1 Note is convertible into shares of the Company’s common stock (“Conversion Shares”) at an initial conversion price of $1.93 per share, subject to adjustment for any stock dividends and splits, rights offerings, distributions, combinations or similar transactions. Upon the closing of the Acquisition, the conversion price will be automatically adjusted to equal the arithmetic average of the volume weighted average price (“VWAP”) of the Company’s common stock in the five trading days prior to the closing date of the Acquisition. The Holder may convert the Series A-1 Note at any time, in whole or in part, provided that upon receipt of a notice of conversion from the Holder, the Company has the right to repay all or any portion of the Series A-1 Note included in the notice of conversion.

Additionally, the Series A-1 Note will automatically convert into shares of the Company’s common stock on the earlier of the Maturity Date or the closing date of the Acquisition provided that (i) no event of default then exists, and (ii) solely if such automatic conversion date is also the Maturity Date, each of the Equity Conditions have been met (unless waived in writing by the Holder) on each trading day during the 20 trading day period ending on the trading day immediately prior to the automatic conversation date.

At any time prior to the Maturity Date, the Company may also elect to redeem some or all of the outstanding principal amount for cash in an amount (the “Optional Redemption Amount”) equal to the sum of (a) 100% of the then outstanding principal amount of the note, (b) accrued but unpaid interest and (c) all liquidated damages and other amounts due in respect of the note (the “Optional Redemption”). The Company may only effect an Optional Redemption if each of the Equity Conditions have been met (unless waived in writing by the Holder) on each trading day during the period commencing on the date when the notice of the Optional Redemption is delivered to the date of the Optional Redemption and through and including the date payment of the Optional Redemption Amount is actually made in full.

Except as otherwise provided in the Series A-1 Note, including, without limitation, an Option Redemption, the Company may not prepay any portion of the principal amount of the note without the prior written consent of the Holder.

The Company is not permitted to convert any portion of the Series A-1 Note if doing so results in the Holder beneficially owning more than 4.99% of the outstanding common stock of the Company after giving effect to such conversion, provided that on 61 days’ prior written notice from the Holder to the Company, that percentage may increase to 9.99%. However, if there is an automatic conversion, and the conversion would result in the Company issuing a number of shares in excess of the beneficial ownership limitation, then any such shares in excess of the beneficial ownership limitation will be held in abeyance for the benefit of the Holder until such time or times, if ever, as its right thereto would not result in the Holder exceeding the beneficial ownership limitation, at which time or times the Holder will be issued such shares to the same extent as if there had been no such limitation.

The Series A-1 Note contains restrictive covenants which, among other things, restrict the Company’s ability to repay or repurchase any indebtedness, make distributions on or repurchase its common stock or enter into transactions with its affiliates.

The Series A-2 Note has terms substantially similar to those of the Series A-1 Note except that the Series A-2 Note has a maturity date of June 20, 2020 and an initial conversion price of $1.93 which will be automatically adjusted to the lower of (i) the conversion price then in effect and (ii) the greater of the arithmetic average of the VWAP of the Company’s common stock in the five trading days prior to the notice of conversion and $0.50.

As of December 31, 2018, upon the closing of the Acquisition, the Series A-1 Note automatically converted into 193,648 shares of the Company’s common stock.

Operating Lease - Right of Use Obligation

The Company adopted Topic 842 on January 1, 2019. The Company elected to adopt this standard using the optional modified retrospective transition method and recognized a cumulative-effect adjustment to the consolidated balance sheet on the date of adoption. Comparative periods have not been restated. With the adoption of Topic 842, the Company’s consolidated balance sheet now contains the following line items: Operating lease right-of-use assets, Current portion of operating lease liabilities and Operating lease liabilities, net of current portion.

As all the existing leases subject to the new lease standard were previously classified as operating leases by the Company, they were similarly classified as operating leases under the new standard. The Company has determined that the identified operating leases did not contain non-lease components and require no further allocation of the total lease cost. Additionally, the agreements in place did not contain information to determine the rate implicit in the leases, so we used our incremental borrowing rate as the discount rate. Our weighted average discount rate is 12% and 10% and the weighted average remaining lease term is 56 months.

As of November 30, 2019, operating lease right-of-use assets and liabilities arising from operating leases was $225,322 and $225,321, respectively. During the six months ended November 30, 2019, cash paid for amounts included for the measurement of lease liabilities was approximately $16,000 and the Company recorded operating lease expense of approximately $32,000.

NOTE 8 — COMMITMENTS AND CONTINGENCIES

Nasdaq Delisting

On December 10, 2018, the Company received a written notice (the “Notice”) from the Listing Qualifications Division of The Nasdaq Stock Market LLC (“Nasdaq”) indicating that the Company has not complied with the requirements of IM-5101-2 of the listing rules of Nasdaq (the “Listing Rules”).

The Notice stated that after its Business Combination, the Company had not demonstrated that its common stock met Listing Rule 5505(b)(1) that requires a market value of publicly held shares of at least $15 million. Additionally, the Company has not provided evidence that its common stock has at least 300 round lot holders as required by Listing Rule 5505(a)(3) and that its warrant has at least 400 round lot holders as required by Listing Rule 5515(a)(4). Finally, the Company does not comply with Listing Rule 5515(a)(2) which requires that for initial listing of a warrant the underlying security must be listed on Nasdaq.

On January 7, 2019, the Company received a second written notice from Nasdaq informing it that the Company failed to comply with Listing Rule 5250(e)(2) which requires companies listed on Nasdaq to timely file notification forms for the Listing of Additional Shares (the “LAS Notification”).

The Company was required to submit the LAS Notification 15 days prior to the issuance of the securities, however, the Company filed the LAS Notification for the issuance of the Series A-1 Note and Series A-2 Note and for the share exchange under our Share Exchange Agreement after such 15-day periods. Nasdaq notified the Company that each of these matters serves as an additional and separate basis for delisting the Company’s securities and that the review panel will consider these matters in rendering a determination regarding the Company’s continued listing on Nasdaq.

Management of Simplicity Esports and Gamily Company has decided that moving from The Nasdaq Stock Market (“Nasdaq”) to the OTCQB is more appropriate for the Company at this time, while the Company builds out its planned network of retail esport centers.

On April 1, 2019, the Company was notified by Nasdaq that it would delist the Company’s common stock and warrants. The Company’s common stock and warrants were previously suspended from trading on Nasdaq, effective January 25, 2019.

On April 2, 2019, Nasdaq filed a Notification of Removal from Listing and/or Registration under Section 12(b) of the Securities and Exchange Act of 1934 on Form 25 with the Securities and Exchange Commission relating to the Company’s common stock and warrants. As a result, the Company’s common stock and warrants were delisted from Nasdaq effective April 2, 2019.

The Company’s common stock and warrants currently have been quoted on the OTCQB under the symbols “WINR” and “WINRW,” respectively.

Registration Rights

Pursuant to a registration rights agreement the Company entered into with its initial stockholders and initial purchasers of the Private Units (and constituent securities) at the closing of the Initial Public Offering, the Company is required to register certain securities for sale under the Securities Act. These holders are entitled under the registration rights agreement to make up to three demands that the Company register certain of its securities held by them for sale under the Securities Act and to have the securities covered thereby registered for resale pursuant to Rule 415 under the Securities Act. In addition, these holders have the right to include their securities in other registration statements filed by the Company. The Company will bear the costs and expenses of filing any such registration statements.

Unit Purchase Option

The Company sold to the underwriters (and/or their designees), for $100, an option to purchase up to a total of 250,000 Units (which increased to 260,000 Units upon the partial exercise of the underwriters’ over-allotment option), exercisable at $11.50 per Unit (or an aggregate exercise price of $2,990,000) upon the closing of the Initial Public Offering. The UPO may be exercised for cash or on a cashless basis, at the holder’s option, at any time during the period commencing on the later of the first anniversary of the effective date of the registration statement relating to the Initial Public Offering and the closing of the Company’s initial Business Combination and terminating on the fifth anniversary of such effectiveness date. The Units issuable upon exercise of this UPO are identical to those offered in the Initial Public Offering, except that the exercise price of the warrants underlying the Units sold to the underwriters is $13.00 per share.

Note Payable

On November 20, 2018, the Company paid its underwriter $20,000 and issued its underwriter a secured demand promissory note (the “Note”) in the amount of $1,800,000. The Note accrued interest at 8% per annum from the date of the Note through and including May 20, 2019, 12% per annum from and including May 21, 2019 through and including August 20, 2019, and 15% per annum from and including August 21, 2019, through and including November 20, 2019. If a late payment had occurred and continued, the interest rate would have increased to 12% per annum from the date of the Note through and including August 20, 2019 and 18% per annum from after August 21, 2019. If a late payment had remained outstanding for over 48 hours, Maxim could have required the Company to redeem all or any part of the Note at a redemption price equal to 125% of the Alternate Payment Amount.

The principal and interest of the Note was payable upon demand by Maxim or from time to time, in accordance the following schedule:

(i)	one third of the principal, accrued and unpaid interest and any late charges on May 20, 2019;
(ii)	one third of the principal, accrued and unpaid interest and any late charges on August 20, 2019; and
(iii)	one third of the principal, accrued and unpaid interest and any late charges on November 20, 2019.

The Note was secured by a first priority security interest in all personal property and assets of the Company excluding the assets held in escrow with respect to (i) that certain stock purchase agreement with Polar, pursuant to which Polar agreed to sell up to 490,000 shares of the Company’s common stock to the Company thirty days after the consummation of the Business Combination and (ii) that certain stock purchase agreement with K2, pursuant to which K2 agreed to sell up to 220,000 shares of the Company’s common stock to the Company thirty days after the consummation of the Business Combination.

The amount payable under the Note could also have been paid in shares of common stock of the Company or securities convertible or exercisable into shares of common stock of the Company (the “Alternate Equity Payment”) if and only if the Company and Maxim mutually agree on both the purchase price and, if applicable, the conversion and/or exercise price of each security of the Company issued in such Alternative Equity Payment. Otherwise, the payment should be made in cash only.

So long as any amount under the Note remained outstanding, all cash proceeds received by the Company from any sales of its securities was to be used to repay this Note.

Convertible Note Payable

On December 20, 2018, the Company entered into a securities exchange agreement (“Exchange Agreement”) with Maxim Group LLC (the “Holder”). Pursuant to the terms of the Exchange Agreement, the Holder agreed to surrender and exchange the Note. In exchange, the Company issued to the Holder a Series A-1 Exchange Convertible Note in the principal amount of $500,000 (the “Series A-1 Note”) and a Series A-2 Exchange Convertible Note in the principal amount of $1,000,000 (the “Series A-2 Note,” and collectively with Series A-1 Note, the “Exchange Notes”).

The original amount of the promissory note was $1,800,000, the total amount of the two exchange notes is $1,500,000, and the difference of $300,000 has been recorded as debt forgiveness income.

The Series A-1 Note bears interest at 2.67% per annum, payable quarterly and has a maturity date of the earlier of the closing date of the Simplicity Esports Acquisition (as defined below) or June 20, 2020 (the “Maturity Date”). The Company may pay the interest in cash or at its sole discretion, in shares of its common stock or a combination of cash and common stock. However, the Company may only pay the interest in shares of its common stock if (i) all the equity conditions specified in the note (“Equity Conditions”) have been met (unless waived by the Holder in writing) during the 20 trading days immediately prior to the interest payment date (“Interest Notice Period”), (ii) the Company has provided proper notice pursuant to the terms of the note and (iii) the Company has delivered to the Holder’s account certain number of shares of its common stock to be applied against such interest payment prior to (but no more than five trading days before) the Interest Notice Period.

The Series A-1 Note is convertible into shares of the Company’s common stock (“Conversion Shares”) at an initial conversion price of $1.93 per share, subject to adjustment for any stock dividends and splits, rights offerings, distributions, combinations or similar transactions. Upon the closing of the Simplicity Esports Acquisition, the conversion price will be automatically adjusted to equal the arithmetic average of the volume weighted average price (“VWAP”) of the Company’s common stock in the five trading days prior to the closing date of the Simplicity Esports Acquisition. The Holder may convert the Series A-1 Note at any time, in whole or in part, provided that upon receipt of a notice of conversion from the Holder, the Company has the right to repay all or any portion of the Series A-1 Note included in the notice of conversion.

Additionally, the Series A-1 Note will automatically convert into shares of the Company’s common stock on the earlier of the Maturity Date or the closing date of the Simplicity Esports Acquisition provided that (i) no event of default then exists, and (ii) solely if such automatic conversion date is also the Maturity Date, each of the Equity Conditions have been met (unless waived in writing by the Holder) on each trading day during the 20 trading day period ending on the trading day immediately prior to the automatic conversation date.

At any time prior to the Maturity Date, the Company may also elect to redeem some or all of the outstanding principal amount for cash in an amount (the “Optional Redemption Amount”) equal to the sum of (a) 100% of the then outstanding principal amount of the note, (b) accrued but unpaid interest and (c) all liquidated damages and other amounts due in respect of the note (the “Optional Redemption”). The Company may only effect an Optional Redemption if each of the Equity Conditions have been met (unless waived in writing by the Holder) on each trading day during the period commencing on the date when the notice of the Optional Redemption is delivered to the date of the Optional Redemption and through and including the date payment of the Optional Redemption Amount is actually made in full.

Except as otherwise provided in the Series A-1 Note, including, without limitation, an Option Redemption, the Company may not prepay any portion of the principal amount of the note without the prior written consent of the Holder.

The Company is not permitted to convert any portion of the Series A-1 Note if doing so results in the Holder beneficially owning more than 4.99% of the outstanding common stock of the Company after giving effect to such conversion, provided that on 61 days’ prior written notice from the Holder to the Company, that percentage may increase to 9.99%. However, if there is an automatic conversion, and the conversion would result in the Company issuing a number of shares in excess of the beneficial ownership limitation, then any such shares in excess of the beneficial ownership limitation will be held in abeyance for the benefit of the Holder until such time or times, if ever, as its right thereto would not result in the Holder exceeding the beneficial ownership limitation, at which time or times the Holder will be issued such shares to the same extent as if there had been no such limitation.

The Series A-1 Note contains restrictive covenants which, among other things, restrict the Company’s ability to repay or repurchase any indebtedness, make distributions on or repurchase its common stock or enter into transactions with its affiliates.

The Series A-2 Note has terms substantially similar to those of the Series A-1 Note except that the Series A-2 Note has a maturity date of June 20, 2020 and an initial conversion price of $1.93 which will be automatically adjusted to the lower of (i) the conversion price then in effect and (ii) the greater of the arithmetic average of the VWAP of the Company’s common stock in the five trading days prior to the notice of conversion and $0.50.

As of December 31, 2018, upon the closing of the Simplicity Esports Acquisition, the Series A-1 Note automatically converted into 193,648 shares of the Company’s common stock.

Operating Lease Right of Use Obligation

The Company adopted Topic 842 on January 1, 2019. The Company elected to adopt this standard using the optional modified retrospective transition method and recognized a cumulative-effect adjustment to the consolidated balance sheet on the date of adoption. Comparative periods have not been restated. With the adoption of Topic 842, the Company’s consolidated balance sheet now contains the following line items: Operating lease right-of-use assets, Current portion of operating lease liabilities and Operating lease liabilities, net of current portion.

As all the existing leases subject to the new lease standard were previously classified as operating leases by the Company, they were similarly classified as operating leases under the new standard. The Company has determined that the identified operating leases did not contain non-lease components and require no further allocation of the total lease cost. Additionally, the agreements in place did not contain information to determine the rate implicit in the leases, so we used our incremental borrowing rate as the discount rate. Our weighted average discount rate is 12% and the weighted average remaining lease term is 56 months.

As of May 31, 2019, operating lease right-of-use assets and liabilities arising from operating leases was $100,146 and $100,921, respectively. During the year ended May 31, 2019, cash paid for amounts included for the measurement of lease liabilities was approximately $7,000 and the Company recorded operating lease expense of $10,000.

The following is a schedule showing the future minimum lease payments under operating leases by years and the present value of the minimum payments as of May 31, 2019.

2020	$25,858
2021	$29,311
2022	$30,484
2023	$31,703
2024	$24,484
Total Operating Lease Obligations	$141,840
Less: Amount representing interest	$(40,919)
Present Value of minimum lease payments	$100,921